Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Recent Accounting Pronouncements

2 – Recent accounting pronouncements

The following recent Accounting Standards Update (ASU) issued by FASB was adopted by the Company during the current year

Standard

Description

Impact

ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash

Requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents.

The Company elected to early adopt the amendments of this ASU in the first quarter of 2017 on a retrospective basis. As a result of the adoption of this ASU, changes in restricted cash and cash equivalents are no longer classified as investing activities, and the Company’s Consolidated Statements of Cash Flows now explain the change during the period in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents.

The following recent ASUs issued by FASB have an effective date after December 31, 2017 and have not been adopted by the Company:

Standard (1)

Description

Impact

Effective date (2)

ASU 2017-07 Compensation –Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

Requires employers that sponsor defined benefit pension plans and/or other postretirement benefit plans to report the service cost component in the same line item or items as other compensation costs. The other components of net periodic benefit cost are required to be presented in the statement of income separately from the service cost component and outside a subtotal of income from operations. The new guidance allows only the service cost component to be eligible for capitalization.

The guidance must be applied retrospectively for the presentation of the service cost component and other components of net periodic benefit cost in the statement of income and prospectively for the capitalization of the service cost component of net periodic benefit cost.

The amendments will affect the classification of the components of pension and postretirement benefit costs other than service cost which will be shown outside of income from operations in a separate caption in the Company’s Consolidated Statements of Income.

Had the ASU been applicable for the year ended December 31, 2017, Operating income would have been reduced by approximately $315 million (2016 - $280 million; 2015 - $111 million) with a corresponding increase presented in a new caption below Operating income with no impact on Net income.

The guidance allowing only the service cost component to be eligible for capitalization is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

CN will adopt the requirements of the ASU effective January 1, 2018.

December 15, 2017. Early adoption is permitted.

Standard (1)

Description

Impact

Effective date (2)

ASU 2016-02, Leases (Topic 842)

Requires a lessee to recognize a right-of-use asset and a lease liability on the balance sheet for all leases greater than twelve months. The lessor accounting model under the new standard is substantially unchanged.

The new standard also requires additional qualitative and quantitative disclosures.

The guidance must be applied using the modified retrospective method.

The Company is evaluating the effects that the adoption of the standard will have on its Consolidated Financial Statements and related disclosures, systems, processes and internal controls.

The Company is implementing a new lease management system and has identified and begun implementing changes to processes and internal controls necessary to meet the reporting and disclosure requirements.

The Company is assessing contractual arrangements to see if they qualify as leases under the new standard and has already reviewed a significant portion of its commitments under operating leases. The Company expects that the standard will have a significant impact on its Consolidated Balance Sheets due to the recognition of new right-of-use assets and lease liabilities for leases currently classified as operating leases with a term over twelve months.

CN expects to adopt the requirements of the ASU effective January 1, 2019.

December 15, 2018. Early adoption is permitted.

ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and related amendments

The basis of the new standard is that an entity recognizes revenue to represent the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

Additional disclosures will be required to assist users of financial statements understand the nature, amount, timing and uncertainty of revenues and cash flows arising from an entity’s contracts.

The guidance can be applied using either the retrospective or modified retrospective transition method.

The Company completed its reviews of freight and other revenue contracts with customers and has concluded that there will be no impact on its Consolidated Financial Statements resulting from adoption of the new standard, other than for the new disclosure requirements.

The Company is finalizing required disclosures and has implemented changes to processes and internal controls necessary to meet the reporting and disclosure requirements.

The Company will adopt the new standard effective January 1, 2018, using the modified retrospective transition method applied to its contracts that were not completed as of that date.

December 15, 2017. Early adoption is permitted.

(1)

Other recently issued ASUs required to be applied for periods beginning on or after January 1, 2018 have been evaluated by the Company and will not have a significant impact on the Company’s Consolidated Financial Statements.

(2)

Effective for annual and interim reporting periods beginning after the stated date.